RELATED PARTY TRANSACTIONS (Details) DTH in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2010 USD ($) Bcf	Sep. 30, 2020 USD ($) DTH lease Bcf	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Related Party Transaction [Line Items]
Demand fees recognized pertaining to related party agreement		$ 6,083	$ 7,948	$ 8,505
Due to related parties		$ 791	790
Number of asset management agreements | lease		3
NJNG to NJRES Affiliate
Related Party Transaction [Line Items]
Asset management agreement, period	5 years
NJNG to Steckman RIdge Affiliate - National Gas Distribution
Related Party Transaction [Line Items]
Natural gas sold at cost under asset management agreement (in Bcf) | Bcf	3
Approximate annual demand fees under agreement	$ 9,300
Demand fees recognized pertaining to related party agreement		$ 5,900	5,814	5,730
Due to related parties		$ 775	775
NJNG to PennEast Affiliate
Related Party Transaction [Line Items]
Transportation precedent agreement, period		15 years
Transportation capacity under precedent agreement from NJNG with PennEast (in Dths per day) | DTH		180
NJRES to PennEast Affiliate
Related Party Transaction [Line Items]
Transportation precedent agreement, period		5 years
NJRES to Steckman Ridge Affiliate - Energy Services
Related Party Transaction [Line Items]
Demand fees recognized pertaining to related party agreement		$ 183	2,134	$ 2,775
Due to related parties		$ 16	$ 15
Leaf River Energy Center LLC
Related Party Transaction [Line Items]
Natural gas sold at cost under asset management agreement (in Bcf) | Bcf		3
Storage capacity agreement term		5 years